Consolidated balance sheets - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Non-current assets [abstract]
Property, plant and equipment	$ 9,514	$ 10,764
Right-of-use assets	1,410	1,431
Goodwill	23,341	29,301
Intangible assets other than goodwill	26,879	31,644
Investments in associated companies	205	143
Deferred tax assets	4,309	3,739
Financial assets	2,607	2,411
Other non-current assets	1,199	1,110
Total non-current assets	69,464	80,543
Current assets [abstract]
Inventories	5,913	7,175
Trade receivables	7,107	8,066
Income tax receivable	426	268
Marketable securities, commodities, time deposits and derivative financial instruments	1,035	11,413
Cash and cash equivalents	13,393	7,517
Other current assets	2,607	2,471
Total current assets	30,481	36,910
Total assets	99,945	117,453
Equity [abstract]
Share capital	825	890
Treasury shares	(41)	(92)
Reserves	45,883	58,544
Equity attributable to Novartis AG shareholders	46,667	59,342
Non-controlling interests	83	81
Total equity	46,750	59,423
Non-current liabilities [abstract]
Financial debts	18,436	20,244
Lease liabilities	1,598	1,538
Deferred tax liabilities	2,248	2,686
Provisions and other non-current liabilities	4,523	4,906
Total non-current liabilities	26,805	29,374
Current liabilities [abstract]
Trade payables	4,926	5,146
Financial debts and derivative financial instruments	6,175	5,931
Lease liabilities	230	251
Current income tax liabilities	1,893	2,533
Provisions and other current liabilities	13,166	14,795
Total current liabilities	26,390	28,656
Total liabilities	53,195	58,030
Total equity and liabilities	$ 99,945	$ 117,453